8. Notes Payable (Sept 2020 Note) (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Repayment of note payable	$ 2,743,428	$ 227,749	$ 629,772	$ 0
Note Payable 1 [Member]
Debt interest rate	9.00%		9.00%
Debt maturity date	Mar. 31, 2020		Mar. 31, 2020
Stock issued in consideration for extending due date of note, shares	3,000		3,000
Periodic payment frequency	monthly		monthly
Periodic payments	$ 10,000		$ 10,000
Note Payable 2 [Member]
Debt interest rate	9.00%		9.00%
Debt maturity date	Mar. 31, 2020		Mar. 31, 2020
Stock issued in consideration for extending due date of note, shares	3,000		3,000
Periodic payment frequency	monthly		monthly
Periodic payments	$ 10,000		$ 10,000
Note Payable 3 [Member]
Debt interest rate	8.00%		19.80%
Debt maturity date			Apr. 30, 2019
Repayment of note payable	$ 2,000,000
Note Payable 4 [Member]
Repayment of note payable	$ 632,709
Note Payable 5 [Member]
Debt interest rate	1.00%		8.00%
Debt maturity date			Dec. 31, 2023